Derivative Financial Instruments and Certain Hedging Activities (Summary of Derivative Hedges Gains (Losses) Recognized in Statement of Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)		$ (0.1)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(0.1)	(2.1)
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)
Cash Flow Hedging [Member] | Natural Gas Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0	(2.1)
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	0	0
Cash Flow Hedging [Member] | Foreign Currency Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)		(0.1)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(0.1)	0
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		0
Derivatives in Net Investment Hedging Relationships [Member] | Cross Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	7.8	3.3
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)